Federated Stock and Bond Fund

Class K Shares

Federated Equity Funds

Federated InterContinental Fund

Class K Shares

Federated Total Return Series, Inc.

Federated Total Return Bond Fund

Class K Shares

Federated U.S. Government Securities Fund: 2-5 Years

Class K Shares

SUPPLEMENT TO current prospectuses

Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares. Accordingly, please change all references from Class K Shares to Class R Shares.

December 30, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450790 (12/10)